Intangible Assets (Schedule of Intangible Assets) (Details)								12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Upfront Licensing Fee Paid [Member] CNY	Dec. 31, 2012 Upfront Licensing Fee Paid [Member] CNY	Dec. 31, 2013 Software, Copyrights and Others [Member] CNY	Dec. 31, 2012 Software, Copyrights and Others [Member] CNY	Dec. 31, 2012 Software, Copyrights and Others [Member] In-progress Research and Development with Indefinite Life [Member] CNY	Dec. 31, 2012 Software, Copyrights and Others [Member] In-progress Research and Development with Indefinite Life [Member] USD ($)	Dec. 31, 2013 Software Technologies [Member] CNY		Dec. 31, 2012 Software Technologies [Member] CNY		Dec. 31, 2013 Non-compete Agreements [Member] CNY	Dec. 31, 2012 Non-compete Agreements [Member] CNY	Dec. 31, 2013 Trademarks [Member] CNY	Dec. 31, 2012 Trademarks [Member] CNY	Dec. 31, 2013 Customer Databases [Member] CNY	Dec. 31, 2012 Customer Databases [Member] CNY
Intangible Assets [Line Items]
Gross carrying amounts		1,638,127,000	1,584,347,000	604,615,000	553,580,000	173,395,000	158,330,000			724,100,000	[1]	724,100,000	[1]	34,848,000	34,848,000	86,898,000	94,181,000	14,271,000	19,308,000
Less: accumulated amortization		(1,172,037,000)	(967,315,000)	(522,665,000)	(441,877,000)	(144,950,000)	(125,836,000)			(435,474,000)		(343,421,000)		(24,348,000)	(21,321,000)	(32,481,000)	(26,145,000)	(12,119,000)	(8,715,000)
Less: accumulated impairment		(37,197,000)	(37,197,000)
Net book value	70,848,000	428,893,000	579,835,000
Indefinite-lived intangible assets, reclassified								89,200,000
Net book value									$ 0

[1]	Includes assets reclassified in 2012 from in-progress research and development with indefinite life after completion of the associated research and development efforts in the amount of 89.2 million. Net book value of in-progress research and development assets was zero for both dates presented above.